STOCKHOLDERS' EQUITY - Summary of NonVested Restricted Common Stock Awards (Details) - Restricted Stock Awards	12 Months Ended
Dec. 31, 2025 $ / shares shares
Shares
Outstanding, beginning balance (in shares) | shares	2,687
Granted (in shares) | shares	0
Vested (in shares) | shares	(2,687)
Forfeited (in shares) | shares	0
Outstanding, ending balance (in shares) | shares	0
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 31.76
Granted (in dollars per share) | $ / shares	0
Vested (in dollars per share) | $ / shares	31.76
Forfeited (in dollars per share) | $ / shares	0
Outstanding, ending balance (in dollars per share) | $ / shares	$ 0